Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the statutory federal income tax rate
Tax provision (benefit) at U.S. statutory rate	34.00%	(34.00%)	(34.00%)
State income taxes, net of federal benefit	4.00%	4.00%	8.00%
Warrants	(1.00%)	31.00%	(17.00%)
Permanent items	8.00%		34.00%
R&D credits	(1.00%)		(59.00%)
Change in valuation allowance	(193.00%)	(8.00%)	424.00%
Other	1.00%
Provision (benefit) for tax	(148.00%)	(7.00%)	356.00%